Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,736,467.69
Previously Paid Amount	2,103.06
Total Fee Amount	2,103.06
Total Offset Amount
Net Fee	$ 0.00